NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
NET LOSS PER SHARE
NET LOSS PER SHARE
24.	NET LOSS PER SHARE

The following table sets forth the basic and diluted net loss per ordinary share computation and provides a reconciliation of the numerator and denominator for the years presented:

	Year ended December 31,
	2023	2022	2021
	US$	US$	US$
Numerator:
Net loss attributable to ordinary shareholders	(742,001)	(723,921)	(110,531)
Accretion of redeemable convertible preferred shares	(15,121)	(910)	—
Numerator for basic and diluted net loss per ordinary share calculation	(757,122)	(724,831)	(110,531)
Denominator:
Weighted average number of ordinary shares, basic and diluted[1]	474,621,603	475,805,054	334,127,181
Denominator for basic and diluted net loss per ordinary share calculation[1]	474,621,603	475,805,054	334,127,181
Net loss per ordinary share attributable to ordinary shareholders
– Basic and diluted [1]	(1.60)	(1.52)	(0.33)

[1] Shares outstanding for all periods reflect the adjustment for Recapitalization.

For the purposes of calculating loss per share for the years ended December 31, 2023, 2022 and 2021, the weighted average number of ordinary shares outstanding used in the calculation has been retrospectively adjusted to reflect the Recapitalization (see note 1(b)), as if the Recapitalization had occurred at the beginning of the earliest period presented.

The following outstanding potentially dilutive ordinary share equivalents adjusted to reflect the effect of Recapitalization have been excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the years presented due to their antidilutive effect:

	Year ended December 31,
	2023	2022	2021
Redeemable convertible preferred shares (note 17)	68,228,526	68,228,526	—
Exchangeable notes (i)	36,709,165	34,459,983	12,547,642
Series Pre-A Note (ii)	—	—	5,332,827
2023 Convertible notes (iii)	2,029,407	—	—
Mandatorily redeemable noncontrolling interest (iv)	—	1,148,666	627,382
Share options(v)	10,073,233	10,378,710	—
Warrant(vi)	711,044	711,044	—
Total	117,751,375	114,926,929	18,507,851
(i)Represents the number of potentially dilutive ordinary shares equivalent after Recapitalization on as-if-converted basis, calculated by the fixed monetary value of RMB2,600,000 (equivalent of US$367,092), RMB2,400,000 (equivalent of US$344,600) and RMB800,000 (equivalent of US$125,476) divided by the fixed conversion price of US$10 per share as of December 31, 2023, 2022 and 2021, respectively.
(ii)Represents the number of potentially dilutive ordinary shares equivalent after Recapitalization on as-if-converted basis, calculated by the fixed monetary value of RMB150,000 (equivalent of US$21,178) divided by the then conversion price after Recapitalization as of December 31, 2021.
(iii)For the year ended December 31, 2023, the conversion of 2023 Convertible Notes as mentioned in note 15 is not included in the calculation of basic or diluted loss per share, as the conversion is contingent upon the consummation of the Business Combination, which was not satisfied as of the period end.
(iv)Represents the number of potentially dilutive ordinary shares equivalent after Recapitalization on as-if-converted basis, calculated by the fixed monetary value of RMB80,000 (equivalent of US$11,487)and RMB40,000 (equivalent of US$6,274) divided by the fixed conversion price of US$10 per share as of December 31, 2022 and 2021, respectively.
(v)For the years ended December 31, 2023 and 2022, 10,073,233 and 10,378,710 outstanding share options, respectively, are not included in the calculation of basic or diluted loss per share, as the issuance of such awards is contingent upon a Qualified IPO, which was not satisfied as of the year end.
(vi)For the years ended December 31, 2023 and 2022, the warrant to purchase maximum 711,044 and 711,044 Series Pre-A Preferred Shares after Recapitalization is not included in the calculation of basic or diluted loss per share, as the issuance of such shares is contingent upon a qualifying event, which was not satisfied as of the year end.
(vii)The exchange or conversion of Lightning Speed Exchangeable Notes or Subsidiary Convertible Note to its respective equity holders as mentioned in note 14 and note 15, respectively, have no effect on the number of the Company’s outstanding ordinary shares. The potential common shares of Lightning Speed and Ningbo Robotics, subsidiaries of the Company, were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented due to their antidilutive effect.
(viii)For the year ended December 31, 2023, the put options as mentioned in note 12 are not included in the calculation of basic or diluted loss per share, as the issuance of such shares is contingent on the satisfaction of exercise condition, which was not satisfied as of the period end.